Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2019
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2019 Quarters				2018 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$18,365	$19,634	$19,496	$19,551	$15,242	$16,705	$16,510	$18,044
Gross margin	4,658	5,221	5,285	4,817	3,962	4,283	3,974	4,297
Net income attributable to common shareowners	1,346	1,900	1,148	1,143	1,297	2,048	1,238	686
Earnings per share of Common Stock:
Basic - net income	$1.58	$2.22	$1.34	$1.33	$1.64	$2.59	$1.56	$0.83
Diluted - net income	$1.56	$2.20	$1.33	$1.32	$1.62	$2.56	$1.54	$0.83